INVENTORY (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
INVENTORY [Abstract]
Raw materials		$ 126	$ 919
Finished products	[1]	1,406	1,780
Inventory		1,532	2,699
Inventory delivered to customers but not recognized in revenue		$ 373	$ 1,208

[1]	Includes amounts of $ 373 and $ 1,208 for 2015 and 2014, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met yet.